OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Other Intangible Assets, Net
	December 31, 2013	Weighted average amortization period	December 31, 2012	Weighted average amortization period

Cost:
Brand name	670	4.1	670	4.1
Customer list	2,450	2.5	2,450	2.5

	3,120		3,120
Accumulated amortization:
Brand name	539		475
Customer list	2,405		2,288

	2,944		2,763

Amortized cost	$176		$357